Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of risk grades of portfolio by class
Financing Receivable	$ 322,382	$ 359,860
Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	41,390	45,907
Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	103,304	114,944
Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	25,052	31,601
Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	3,080	5,543
Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	94,032	101,847
Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	48,517	51,413
Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	12,986	14,710
Other loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	822	602
Pass [Member]
Summary of risk grades of portfolio by class
Financing Receivable	286,199	323,909
Pass [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	39,800	42,892
Pass [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	84,748	95,699
Pass [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	20,684	26,256
Pass [Member] | Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	3,080	5,538
Pass [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	78,115	89,209
Pass [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	46,590	49,743
Pass [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	12,360	13,970
Pass [Member] | Other loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	822	602
Watch [Member]
Summary of risk grades of portfolio by class
Financing Receivable	21,904	15,853
Watch [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	836	1,670
Watch [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	9,337	7,971
Watch [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	577	745
Watch [Member] | Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable		5
Watch [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	9,728	4,269
Watch [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	914	861
Watch [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	512	332
Sub-standard [Member]
Summary of risk grades of portfolio by class
Financing Receivable	20,766	26,805
Sub-standard [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	754	1,345
Sub-standard [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	9,219	11,274
Sub-standard [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	3,477	4,600
Sub-standard [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	6,189	8,369
Sub-standard [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	1,013	809
Sub-standard [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	114	408
Doubtful [Member]
Summary of risk grades of portfolio by class
Financing Receivable	314
Doubtful [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	314
Doubtful [Member] | Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Other loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable